Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	14 Months Ended	19 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	28 Months Ended	32 Months Ended	33 Months Ended		35 Months Ended	38 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000234046
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF (based on Net Asset Value)
C000243340
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF (based on Net Asset Value)
Without Sales Load [Member] | C000234046
Average Annual Return [Line Items]
Average Annual Return, Percent		6.90%								7.67%				0.00%
Without Sales Load [Member] | C000249125
Average Annual Return [Line Items]
Average Annual Return, Percent	5.11%	0.00%												0.00%
Without Sales Load [Member] | C000230585
Average Annual Return [Line Items]
Average Annual Return, Percent		36.66%										(7.60%)		0.00%
Without Sales Load [Member] | C000235263
Average Annual Return [Line Items]
Average Annual Return, Percent		28.47%												12.54%		11.22%
Without Sales Load [Member] | C000236319
Average Annual Return [Line Items]
Average Annual Return, Percent		(7.07%)						(15.68%)						0.00%
Without Sales Load [Member] | C000238718
Average Annual Return [Line Items]
Average Annual Return, Percent		27.16%			17.01%									0.00%
Without Sales Load [Member] | C000234331
Average Annual Return [Line Items]
Average Annual Return, Percent		37.85%							7.91%					0.00%
Without Sales Load [Member] | C000238211
Average Annual Return [Line Items]
Average Annual Return, Percent		41.23%				31.90%								0.00%
Without Sales Load [Member] | C000241449
Average Annual Return [Line Items]
Average Annual Return, Percent		28.09%		10.78%										0.00%
Without Sales Load [Member] | C000237253
Average Annual Return [Line Items]
Average Annual Return, Percent		22.37%					16.24%							0.00%
Without Sales Load [Member] | C000244492
Average Annual Return [Line Items]
Average Annual Return, Percent		19.19%												5.48%	5.11%
Without Sales Load [Member] | C000233998
Average Annual Return [Line Items]
Average Annual Return, Percent		45.57%									10.83%			0.00%
Without Sales Load [Member] | C000243340
Average Annual Return [Line Items]
Average Annual Return, Percent		25.14%	16.80%											0.00%
Without Sales Load [Member] | C000228888
Average Annual Return [Line Items]
Average Annual Return, Percent		16.82%											3.80%	0.00%
Without Sales Load [Member] | C000228889
Average Annual Return [Line Items]
Average Annual Return, Percent		12.36%											0.27%	0.00%
Harbor Index: S&P 500 Index(GBB6 Only)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%								10.04%				0.00%
Harbor Index: Bloomberg U.S. Aggregate Bond Index(GBCG)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%	0.00%												0.00%
Harbor Index: S&P 500 Index(GBB1 Only)
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%										10.06%		0.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%												15.27%		13.00%
Harbor Index: S&P 500 Index(GBC2Only)
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%						21.15%						0.00%
Harbor Index: S&P 500 Index(GBC6 Only)
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%			22.37%									0.00%
Harbor Index: S&P 500 Index(GBC4 Only)
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%							13.58%					0.00%
Harbor Index: S&P 500 Index(GBC5 Only)
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%				27.46%								0.00%
Harbor Index: S&P 500 Index(GBC7 Only)
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%		25.67%										0.00%
Harbor Index: MSCI All Country World ex. U.S. (ND) Index
Average Annual Return [Line Items]
Average Annual Return, Percent		24.33%					14.32%							0.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%												15.27%	12.96%
Harbor Index: S&P 500 Index(GBB3 Only)
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%									9.97%			0.00%
Harbor Index: S&P 500 Index(GBC9 Only)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%	25.85%											0.00%
Harbor Index: Bloomberg U.S. Aggregate Bond Index(GBBW)
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%											(2.50%)	0.00%
Harbor Index: Bloomberg Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index
Average Annual Return, Percent		(1.18%)								0.13%				0.00%
Harbor Index: Quantix Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quantix Commodity Index
Average Annual Return, Percent		7.44%								9.01%				0.00%
Harbor Index: Russell 3000® Growth Index(GBB1Only)
Average Annual Return [Line Items]
Average Annual Return, Percent		43.42%										9.05%		0.00%
Harbor Index: NASDAQ Dividend Achievers Select Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		30.28%												12.49%		11.74%
Harbor Index: Bloomberg Commodity Index
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.18%)						(1.53%)						0.00%
Harbor Index: Quantix Energy Transition Index
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.96%)						(13.26%)						0.00%
Harbor Index: Russell 3000 Growth Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.11%			12.55%									0.00%
Harbor Index: Human Capital Factor Unconstrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.64%							8.85%					0.00%
Harbor Index: CIBC Human Capital Index
Average Annual Return [Line Items]
Average Annual Return, Percent		41.90%				32.32%								0.00%
Harbor Index: Human Capital Factor Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		29.03%		11.51%										0.00%
Harbor Index: HFRX Equity Hedge Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.67%												5.77%	3.47%
Harbor Index: Russell 1000® Growth Index(GBB3 Only)
Average Annual Return [Line Items]
Average Annual Return, Percent		43.77%									11.65%			0.00%
Harbor Index: ICE BofA 0-3 Month U.S. Treasury Bill Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-3 Month U.S. Treasury Bill Total Return Index
Average Annual Return, Percent		5.44%	5.44%											0.00%
Harbor Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%											2.63%	0.00%
Harbor Index: Bloomberg U.S. Aggregate Bond Index(GBBX)
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%											(2.50%)	0.00%